Deposits Due to Customers	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Deposits Due to Customers
22.	DEPOSITS DUE TO CUSTOMERS
Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Deposits in local currency:
Deposits on demand	7,880,603	8,195,492
Savings deposits with withdrawal on demand	115,527,487	125,367,093
Other savings deposits	175,380,553	173,435,409
Mutual installment	19,901	18,219
Deposits on notes payables	4,000,894	3,685,924
Deposits on CMA	120,666	112,671
Certificate of deposits	11,742,425	9,274,299
Other deposits	1,037,811	955,588

Sub-total	315,710,340	321,044,695

Deposits in foreign currencies:
Deposits in foreign currencies	50,988,673	55,428,606
Present value discount	(144,359)	(138,961)

Sub-total	50,844,314	55,289,645

Customers’ deposits for beneficiary	266,502	246,505

Total	366,821,156	376,580,845